Income Taxes - Summary of Components of Income Tax (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 27, 2021	Jun. 28, 2020	Jun. 27, 2021	Jun. 28, 2020
Income Tax Disclosure [Abstract]
Provision for income taxes	$ 5,790	$ 2,827	$ 10,556	$ 4,144
Effective tax rates	20.10%	18.40%	33.40%	19.30%